Derivative Liability -Warrants And Redemption Put Liability	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liability -Warrants And Redemption Put Liability

Note 12 – Derivative Liability - Warrants

Financial assets and liabilities carried at fair value as of March 31, 2020 and December 31, 2019 are classified in the tables below in one of the three categories:

	Fair Value Measurement at March 31, 2020 (1)
	Using Level 3	Total
Liability:
Derivative Liability - Warrants	$140,877	$140,877
Derivative Put Liability	$79,045	$79,045

	Fair Value Measurement at December 31, 2019 (1)
	Using Level 3	Total
Liability:
Derivative Liability - Warrants	$315,855	$315,855
Derivative Put Liability	$267,399	$267,399

(1) The Company did not have any assets or liabilities measured at fair value using Level 1 or 2 of the fair value hierarchy as of March 31, 2020 and December 31, 2019.

The Company’s derivative liabilities are classified within Level 3 of the fair value hierarchy because certain unobservable inputs were used in the valuation models. These assumptions included estimated future stock prices, potential down-round financings for the Warrants, and potential redemptions for the Redemption Put Liability.

The following is a reconciliation of the beginning and ending balances for the liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the three months ended March 31, 2020 and the year ended December 31, 2019:

Derivative Liability - Warrants

Balance at December 31, 2019	$315,855
Fair value adjustments	(174,978)
Balance at March 31, 2020	$140,877

Redemption Put Liability

Balance at December 31, 2019	$267,399
Issuance of Series D Convertible Preferred Stock	5,305
Fair value adjustments	(193,659)
Balance at March 31, 2020	$79,045

Derivative Liability- Warrants

In connection with the securities purchase agreements executed in May 2018 (which the Company assumed in the Merger), whereby 108,250 shares of the Company’s Series B Convertible Preferred Stock (the “Series B Shares”) and warrants were issued to purchase 2,312,500 shares of the Company’s common stock (“Series B Warrants”). The Series B Warrants had a three-year term at an exercise price of $0.75. The Series B Warrants contain two features such that in the event of a downward price adjustment the Company is required to reduce the strike price of the existing warrants (first feature or “down round”) and issue additional warrants to the award holders such that the aggregate exercise price after taking into account the adjustment, will equal the aggregate exercise price prior to such adjustment (second feature or “additional issuance”).

On January 8, 2019, the Company issued equity securities which triggered the down round and additional issuance warrant features. As a result, the exercise price of the warrants was lowered from $0.75 to $0.40 and 2,023,438 additional warrants were issued. The inclusion of the additional issuance feature caused the warrants to be accounted for as liabilities in accordance with ASC Topic 815.

The fair market value of the warrants, approximately $1,200,000, was recorded as a derivative liability as a measurement period adjustment to the purchase price allocation in the third quarter of 2019. The derivative liability has been remeasured to fair value at the end of each reporting period and the change in fair value, of approximately $175,000 and $0, has been recorded as a component of other income (expense) in the Company’s consolidated statement of operations for the three months ended March 31, 2020 and 2019, respectively. The fair value of the derivative liability included on the consolidated balance sheet was approximately $141,000 and $316,000 as of March 31, 2020 and December 31, 2019, respectively.

Fair values for the Series B Warrants were determined using a Lattice model which considered randomly generated stock-price paths obtained through a Geometric Brownian Motion stock price simulation.

The Company estimated the fair value of the warrant derivative liability as of March 31, 2020 and December 31, 2019, respectively, using the following assumptions:

	March 31, 2020	December 31, 2019

Fair value of underlying stock	$0.051	$0.13
Exercise price	$0.40	$0.40
Risk free rate	0.17 – 0.23%	1.58 – 1.59%
Expected term (in years)	1.09 – 1.77	1.34 – 2.02
Stock price volatility	156 – 166%	143 - 154%
Expected dividend yield	—	—

Due to the down round provision contained in the warrants, which could provide for the issuance of additional warrant shares as well as a reduction in the exercise price, the model also considered subjective assumptions related to the shares that would be issued in a down-round financing and the potential adjustment to the exercise price. The fair value of the warrants will be significantly influenced by the fair value of the Company’s stock price, stock price volatility, changes in interest rates and management’s assumptions related to the down-round provisions.

On November 15, 2019, the Company redeemed a shareholder’s Series B Preferred shares for its initial face value, plus accrued dividends.

In conjunction with the Series D Preferred financing (See Note 14), the Company offered the Series B warrant holders the option to exchange their warrants on the basis of 1 warrant for 0.40 common shares. Warrant holders chose to exchange 1,007,813 warrants with a fair value of approximately $75,000 for 403,125 shares of common stock with a fair value of approximately $73,000. On the date of the exchange, the Series B Warrants were first adjusted to fair value with the change in fair value being recorded in earnings.

Redemption Put Liability

As described in Note 14, the redemption put provision embedded in the Series D financing required bifurcation and measurement at fair value as a derivative. If the redemption put provision is triggered, it allows either payment in cash or the issuance of “Trigger Event Warrants”. Accordingly, the fair value of the Redemption put liability considered management’s estimate of the probability of cash payment versus payment in Trigger Event Warrants and was valued using a Monte Carlo Simulation which uses randomly generated stock-price paths obtained through a Geometric Brownian Motion stock price simulation. The fair value of the redemption provision will be significantly influenced by the fair value of the Company’s stock price, stock price volatility, changes in interest rates and management’s assumptions related to the redemption factor. The Company estimated the fair value of the Trigger Event Warrant portion of the redemption put liability using the following assumptions on March 31, 2020 and December 31, 2019:

	March 31, 2020	December 31, 2019

Fair value of underlying stock	$0.019	$0.056
Exercise price	$0.20409	$0.20409
Risk free rate	0.70%	1.92%
Expected term (in years)	9.7	9.9
Stock price volatility	95%	92%
Expected dividend yield	—	—

The fair market value of the redemption put liability at inception was approximately $614,000 which has been recorded as a liability and is remeasured to fair value at the end of each reporting period. The change in fair value of approximately $194,000 and $0 has been recorded as a component of other income (expense) in the Company’s consolidated statement of operations for the three months ended March 31, 2020 and 2019, respectively. The fair value of the redemption put liability included on the consolidated balance sheet was approximately $79,000 and $267,000 as of March 31, 2020 and December 31, 2019, respectively.

Note 12 – Derivative Liability- Warrants and Redemption Put Liability

Financial assets and liabilities carried at fair value as of December 31, 2019 are classified in the table below in one of the three categories described in Note 3:

	Fair Value Measurement at December 31, 2019 (1)
	Using Level 3	Total
Liability:
Derivative Liability - Warrants	$315,855	$315,855
Derivative Put Liability	$267,399	$267,399

(1) The Company did not have any assets or liabilities measured at fair value using Level 1 or 2 of the fair value hierarchy as of December 31, 2018 or 2019.

The Company’s derivative liabilities are classified within Level 3 of the fair value hierarchy because certain unobservable inputs were used in the valuation models. These assumptions included estimated future stock prices, potential down-round financings for the Warrants, and potential redemptions for the Redemption Put Liability.

The following is a reconciliation of the beginning and ending balances for the liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the year ended December 31, 2019:

Derivative Liability- Warrants

January 8, 2019 - date of dilutive financing	$1,215,678
Exchange for common stock	(72,563)
Fair value adjustments	(827,260)

Balance at December 31, 2019	$315,855

Redemption Put Liability

November 15, 2019 - date of issuance	$614,095
Fair value adjustments	(346,696)

Balance at December 31, 2019	$267,399

Derivative Liability- Warrants

In connection with the securities purchase agreements executed in May 2018 (which the Company assumed in the Merger), whereby 108,250 shares of the Company’s Series B Convertible Preferred Stock (the “Series B Shares”) and warrants were issued to purchase 2,312,500 shares of the Company’s common stock (“Series B Warrants”). The Series B Warrants had a three-year term at an exercise price of $0.75. The Series B Warrants contain two features such that in the event of a downward price adjustment the Company is required to reduce the strike price of the existing warrants (first feature or “down round”) and issue additional warrants to the award holders such that the aggregate exercise price after taking into account the adjustment, will equal the aggregate exercise price prior to such adjustment (second feature or “additional issuance”).

On January 8, 2019 the Company issued equity securities which triggered the down round and additional issuance warrant features. As a result, the exercise price of the warrants was lowered from $0.75 to $0.40 and 2,023,438 additional warrants were issued. The inclusion of the additional issuance feature caused the warrants to be accounted for as liabilities in accordance with ASC Topic 815.

The fair market value of the warrants, approximately $1,200,000, has been recorded as a derivative liability in the purchase price allocation. The derivative liability has been remeasured to fair value at the end of each reporting period and the cumulative change in fair value, approximately $827,000, has been recorded as a component of other income (expense) in the Company’s consolidated statement of operations for the year ended December 31, 2019. The fair value of the derivative liability included on the consolidated balance sheet was approximately $316,000 as of December 31, 2019.

Fair values for the Series B Warrants were determined using a Lattice model which considered randomly generated stock-price paths obtained through a Geometric Brownian Motion stock price simulation.

The Company estimated the fair value of the warrant derivative liability as of the date they were accounted for as liabilities (assumed in Merger as of January 8, 2019) and December 31, 2019, respectively, using the following assumptions:

	January 8, 2019	December 31, 2019
Fair value of underlying stock	$0.40	$0.13
Exercise price	$0.40	$0.40
Risk free rate	2.57%	1.58-1.59%
Expected term (years)	3.00	1.34-2.02
Stock price volatility	115%	143-154%
Expected dividend yield	—	—

Due to the down round provision contained in the warrants, which could provide for the issuance of additional warrant shares as well as a reduction in the exercise price, the model also considered subjective assumptions related to the shares that would be issued in a down-round financing and the potential adjustment to the exercise price. The fair value of the warrants will be significantly influenced by the fair value of the Company’s stock price, stock price volatility, changes in interest rates and management’s assumptions related to the down-round provisions.

On November 15, 2019, the Company redeemed a shareholder’s Series B Preferred shares for its initial face value, plus accrued dividends.

In conjunction with the Series D Preferred financing (See Note 14), the Company offered the Series B warrant holders the option to exchange their warrants on the basis of 1 warrant for 0.40 common shares. Warrant holders chose to exchange 1,007,813 warrants with a fair value of approximately $75,000 for 403,125 shares of common stock with a fair value of approximately $73,000. On the date of the exchange, the Series B Warrants were first adjusted to fair value with the change in fair value being recorded in earnings.

Redemption Put Liability

As described in Note 14, the redemption put provision embedded in the Series D financing required bifurcation and measurement at fair value as a derivative. If the redemption put provision is triggered, it allows either payment in cash or the issuance of “Trigger Event Warrants”. Accordingly, the fair value of the Redemption put liability considered management’s estimate of the probability of cash payment versus payment in Trigger Event Warrants and was valued using a Monte Carlo Simulation which uses randomly generated stock-price paths obtained through a Geometric Brownian Motion stock price simulation. The fair value of the redemption provision will be significantly influenced by the fair value of the Company’s stock price, stock price volatility, changes in interest rates and management’s assumptions related to the redemption factor. The Company estimated the fair value of the Trigger Event Warrant portion of the redemption put liability using the following assumptions on the closing date of November 15, 2019 and December 31, 2019:

	November 15, 2019	December 31, 2019
Fair value of underlying stock	$0.118	$0.056
Exercise price	$0.20409	$0.20409
Risk free rate	1.84%	1.92%
Expected term (in years)	10.0	9.9
Stock price volatility	90%	92%
Expected dividend yield	—	—
Likelihood of redemption	50%	50%

The fair market value of the redemption put liability at inception was approximately $614,000 which has been recorded as a liability and is remeasured to fair value at the end of each reporting period. The cumulative change in fair value, approximately $347,000, has been recorded as a component of other income (expense) in the Company’s consolidated statement of operations for year ended December 31, 2019. The fair value of the redemption put liability included on the consolidated balance sheet was approximately $267,000 as of December 31, 2019.